Commitments, Guarantees and Pledged Assets - Summary of Asset Pledging Amounts and Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		$ 279,603	$ 239,758
Financial assets pledged as collateral for securities lending [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		63,072	54,870
Financial assets pledged as collateral for obligations related to securities sold under repurchase agreements [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		109,151	89,971
Financial assets pledged as collateral for obligations related to securities sold short [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		21,642	18,666
Financial assets pledged as collateral for securitizations [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		20,105	18,504
Financial assets pledged as collateral for covered bonds [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		39,257	33,628
Financial assets pledged as collateral for derivatives [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		24,200	22,245
Financial assets pledged as collateral for foreign governments and central banks [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	[1]	560	862
Financial assets pledged as collateral for clearing systems, payment systems, and depositories [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	[2]	1,605	999
Financial assets pledged as collateral for liabilities, other [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		$ 11	$ 13

[1]	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
[2]	Includes assets pledged in order to participate in clearing and payment systems and depositories.